Cost of revenue (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Cost of revenue [Abstract]
Channel costs		497,220	124,055	6,264
Content provider costs		23,239
Salaries and welfare		26,519	9,379	2,944
Business tax and surcharges		6,981	8,015	864
Outsource costs		9,976	8,026	2,280
Bandwidth costs		3,733	3,171	322
Depreciation and amortization		7,797	655	199
Other costs		5,489	2,597	1,720
Total	$ 93,633	580,954	155,898	14,593